Result for the Year - Geographical Areas (Narrative) (Details) $ in Millions	Dec. 31, 2025 USD ($) business_unit	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of geographical areas [line items]
Number of business unit | business_unit	1
Non-current assets	$ 9,780	$ 2,355		$ 269
Other intangible assets	9,123	1,728	[1]	15	[1]
Goodwill	355	355	[1]	0	[1]
ProfoundBio
Disclosure of geographical areas [line items]
Goodwill	355
Denmark
Disclosure of geographical areas [line items]
Non-current assets	1,791	1,779		75
Denmark | ProfoundBio
Disclosure of geographical areas [line items]
Other intangible assets	1,728
Netherlands
Disclosure of geographical areas [line items]
Non-current assets	7,512	108		130
Netherlands | Merus N.V.
Disclosure of geographical areas [line items]
Other intangible assets	7,394
United States
Disclosure of geographical areas [line items]
Non-current assets	459	$ 447		$ 56
United States | ProfoundBio
Disclosure of geographical areas [line items]
Goodwill	$ 355

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.